ORGANIZATION (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
ORGANIZATION
ORGANIZATION
1.	ORGANIZATION
General information
Bitdeer Technologies Group (the “Company” or “BTG”) is a limited liability company incorporated in the Cayman Islands on December 8, 2021. The address of its registered office is 89 Nexus Way, Camana Bay, Grand Cayman KY1-9009, Cayman Islands. The Company was incorporated for the purpose of effectuating the Business Combination (as defined below). Prior to Business Combination, the Company owned no material assets and did not operate any business.
Bitdeer Technologies Holding Company (“Bitdeer”) is a limited liability company incorporated in the Cayman Islands on November 18, 2020. On April 13, 2023, Bitdeer completed the business combination with Blue Safari Group Acquisition Corp. (“BSGA”) via a multiple-merger structure (the “Business Combination”). Upon completion of the Business Combination, with Bitdeer being the surviving entity, both Bitdeer and its subsidiaries, and BSGA became wholly-owned subsidiaries of BTG, the ultimate holding company. See “Business Combination” for details.
The Company and its subsidiaries (together, the “Group”) are principally engaged in the Cloud Hash Rate business, the self-mining business and the hosting business (collectively, the “Bitdeer Business”) as discussed in the Annual Financial Statements (defined below). The Company does not conduct any substantive operations of its own but conducts its primary business operation through its subsidiaries.
Business Combination
On December 15, 2021, Bitdeer entered into an Amended and Restated Agreement and Plan of Merger, which is subsequently amended on May 30, 2022, December 2, 2022 and March 7, 2023 (the “Merger Agreement”), pursuant to which BTG, Bitdeer and BSGA entered into a Business Combination transaction via a multiple-merger structure, where (i) Blue Safari Merge Limited, a British Virgin Islands business company and a wholly-owned subsidiary of BTG merged with and into BSGA, with BSGA being the surviving entity, (ii) BSGA merges with and into Blue Safari Merge II Limited, a British Virgin Islands business company and a wholly-owned subsidiary of BTG, with Blue Safari Merge II Limited being the surviving entity, and (iii) Bitdeer Merge Limited, an exempted company with limited liability incorporated under the laws of Cayman Islands and a direct wholly-owned subsidiary of BTG, merged into and with Bitdeer, with Bitdeer being the surviving company and becoming a wholly-owned subsidiary of BTG.
On April 13, 2023, the Company completed the Business Combination in accordance with the Merger Agreement. Upon completion of the Business Combination, (i) each ordinary share of BSGA issued and outstanding were cancelled in exchange for one BTG Class A ordinary shares, of which 2,607,498 Class A ordinary shares were issued, (ii) each ordinary share and preferred share of Bitdeer issued and outstanding were cancelled in exchange for BTG Class A ordinary shares, and, in the case of the ordinary share and preferred share of Bitdeer held by Jihan Wu, founder of Bitdeer, or the entity controlled by him, namely Victory Courage Limited, BTG Class V ordinary shares, at an exchange ratio of approximately 0.00858, of which 60,281,185 BTG Class A ordinary shares and 48,399,922 Class V ordinary shares were issued, (iii) each share award to acquire ordinary shares of Bitdeer granted under Bitdeer’s 2021 Share Incentive Plan outstanding, whether vested or unvested, were assumed by BTG and converted into a share award representing the same rights to receive  BTG Class A ordinary shares, except that the number of BTG Class A ordinary shares subject to such share awards shall equal to the product of (A) the number of Bitdeer ordinary shares that were subject to such Bitdeer share awards, multiplied by (B) an exchange ratio of approximately 0.00858.
The share capital, other reserve, weighted average number of shares outstanding and loss per share calculations have been retrospectively restated to the equivalent number of shares reflecting the exchange ratio as a result of the Business Combination.
The Business Combination is accounted for as a “reverse recapitalization” in accordance with IFRS as issued by IASB, as defined below. Under this method of accounting, Bitdeer has been identified as the acquirer and BSGA and BTG have been treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the fact that subsequent to the Business Combination, the Bitdeer’s shareholders have a majority of the voting power of the Company, Bitdeer comprises all of the ongoing operations of the combined company, Bitdeer comprises a majority of the governing body of the combined company, and Bitdeer’s senior management comprises all of the senior management of the combined company. As BSGA does not meet the definition of a business as defined in IFRS 3, “Business Combinations”, the transaction is outside the scope of IFRS 3 and is accounted for as an equity settled, share-based payment transaction in accordance with IFRS 2, “Share-based Payment”. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Bitdeer issuing ordinary shares at the fair value in order for the ownership interest in the combined entity to be the same as if the transaction had taken the legal form of Bitdeer acquiring 100% of BSGA and BTG, accompanied by a recapitalization. Any difference between the fair value of the ordinary shares deemed to have been issued by Bitdeer and the amount of pre-existing debtor relationship between Bitdeer and BSGA, and the fair value of BSGA’s and BTG’s net liabilities assumed represents a listing fee through profit or loss. No goodwill or other intangible assets was recorded. Operations prior to the Business Combination was those of Bitdeer.
As a result of this reverse recapitalization, a listing fee of US$33.2 million has been recorded to reflect the difference between the fair value of ordinary shares deemed to be issued to the shareholders of BSGA, the settlement of pre-existing debtor relationship with BSGA, and the fair value of net liabilities of BSGA and BTG assumed. Bitdeer’s transaction-related costs of US$8.0 million, such as commissions, professional fees and regulatory fees are directly attributable to this transaction were recorded in equity as a deduction of other reserve. Net payment related to Business Combination is US$7.7 million,  which comprises of the transaction-related costs of US$8.0 million offset against with cash and cash equivalents of US$0.3 million.
The details of the purchase price allocation of the identifiable assets acquired and liabilities assumed are as follows:

At April 13, 2023
In thousands of USD, except for the closing price of BSGA’s share and the number of ordinary shares information
Number of outstanding ordinary shares held by BSGA’s shareholders on acquisition date (thousand shares)	2,607
Closing price of BSGA’s ordinary shares on acquisition date (in USD)	10
Fair value of BSGA’s ordinary shares on acquisition date	26,075
Settlement of pre-existing debtor relationship with BSGA*	2,607
Total fair value of consideration transferred	28,682
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	317
Prepayments and other assets	48
Other payables and accruals	(4,834)
Total fair value of assets acquired and liabilities assumed	(4,469)
Excess of fair value of consideration transferred over fair value of assets acquired and liabilities assumed, recognized as listing fee	33,151

*	Settlement of pre-existing debtor relationship with BSGA represents lending made to BSGA. See Note 10.

1.	ORGANIZATION
General information
Bitdeer Technologies Holding Company (the “Company” or “Bitdeer”) is a limited liability company incorporated in the Cayman Islands on November 18, 2020. The address of its registered office is 89 Nexus Way, Camana Bay, Grand Cayman KY1-9009, Cayman Islands.
The Company does not conduct any substantive operations on its own but conducts its primary operations through its subsidiaries. The Company and its subsidiaries (together, the “Group”) are principally engaged in the following business activities:
•
Offering to its customers plan subscriptions, from which the customers receive computing service in quantity measured in hash rate and benefit from such service as a result of directing the computing service to mining pools and receiving cryptocurrency rewards (the “Cloud Hash Rate business”);

•
Using the Group’s mining machines to provide computing power to mining pools in exchange for cryptocurrencies rewards (the “self-mining” business, formerly known as the proprietary mining business”); and

•	Providing dynamic hosting solutions in the Group’s mining datacenters (the “hosting business”, together with Cloud Hash Rate business and self-mining business, the “Bitdeer Business”).
Reorganization
Separation from Bitmain
For the year ended December 31, 2020, and the period from January 1, 2021 to January 26, 2021, the Bitdeer Business and the mining pool business, including the ownership of and registration right to the domain name btc.com (the “BTC.com Pool Business” or “BTC”), were operated through a number of entities controlled by BitMain Technologies Holding Company (collectively with its subsidiaries, “Bitmain”). The Company was created to separate the Bitdeer Business and the BTC.com Pool Business following a corporate reorganization of Bitmain to effectuate the separation. The separation from Bitmain resulted in the transfer of certain assets, liabilities and contracts related to the Bitdeer Business and the BTC.com Pool Business at their historical book values from Bitmain to the Company on January 26, 2021, when Bitmain distributed by way of dividend in kind the shares of the Company to the then existing Bitmain shareholders and the Company and its subsidiaries began to operate on a stand-alone basis.
Separation of the BTC.com Pool Business
In February 2021, the Group established Blockchain Alliance Technologies Holding Company (“Blockchain Alliance”) to separate the BTC.com Pool Business following a corporate reorganization of the Group to effectuate the separation. The separation was consummated on April 15, 2021, when the Group distributed by way of dividend in kind the shares of Blockchain Alliance to the then existing shareholders of the Group.